UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Wesley Capital Management, LLC

Address:  717 5th Avenue
          14th Floor
          New York, NY 10022


13F File Number: 028-10713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Arthur Wrubel
Title:  Managing Member
Phone:  (212) 421-7002



Signature, Place and Date of Signing:

/s/ Arthur Wrubel               New York, New York           August 15, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                     [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               2

Form 13F Information Table Entry Total:          27

Form 13F Information Table Value Total:        $396,829
                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number          Name

1.       028-13112                 Wesley Capital Master Fund, Ltd.

2.       028-13111                 Wesley Capital QP, LP














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

                                                    FORM 13F INFORMATION TABLE
                                                   Wesley Capital Management LLC
                                                           June 30, 2011



COLUMN 1                       COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6      COLUMN 7       COLUMN 8

                                TITLE                VALUE      SHRS OR  SH/ PUT/   INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS      CUSIP    (X1000)    PRN AMT  PRN CALL   DISCRETION     MNGRS   SOLE       HARED     NONE
ANNALY CAP MGMT INC           COM         035710409  16,236     900,000  SH        SOLE                            0    900,000
APARTMENT INVT & MGMT CO      CL A        03748R101  14,042     550,000  SH        SHARED-DEFINED   1,2      550,000
APOLLO GLOBAL MGMT LLC        CL A SHS    037612306  10,592     615,800  SH        SHARED-DEFINED   1,2      615,800
BROOKDALE SR LIVING INC       COM         112463104  38,194   1,575,000  SH        SHARED-DEFINED   1,2    1,575,000
BROOKFIELD OFFICE PPTYS INC   COM         112900105   3,856     200,000  SH        SHARED-DEFINED   1,2      200,000
CB RICHARD ELLIS GROUP INC    CL A        12497T101   3,767     150,000  SH        SHARED-DEFINED   1,2      150,000
CAPITALSOURCE INC             COM         14055X102   3,225     500,000  SH        SHARED-DEFINED   1,2      500,000
COGDELL SPENCER INC           COM         19238U107     739     123,411  SH        SHARED-DEFINED   1,2      123,411
COLONY FINL INC               COM         19624R106   3,163     175,000  SH        SHARED-DEFINED   1,2      125,000     50,000
CYPRESS SHARPRIDGE INVTS INC  COM         23281A307   9,608     750,000  SH        SOLE             1,2            0    750,000
DEVELOPERS DIVERSIFIED RLTY   COM         251591103  24,675   1,750,000  SH        SHARED-DEFINED   1,2    1,750,000
EMERITUS CORP                 COM         291005106   2,125     100,000  SH        SHARED-DEFINED   1,2      100,000
EQUITY LIFESTYLE PPTYS INC    COM         29472R108   3,122      50,000  SH        SHARED-DEFINED   1,2       50,000
FOREST CITY ENTERPRISES INC   CL A        345550107  12,602     675,000  SH        SHARED-DEFINED   1,2      675,000
GLIMCHER RLTY TR              SH BEN INT  379302102  33,725   3,550,000  SH        SHARED-DEFINED   1,2    3,550,000
HATTERAS FINL CORP            COM         41902R103  16,938     600,000  SH        SOLE             1,2            0    600,000
HOST HOTELS & RESORTS INC     COM         44107P104   5,933     350,000  SH        SHARED-DEFINED   1,2      350,000
ISTAR FINL INC                COM         45031U101   3,244     400,000  SH        SHARED-DEFINED   1,2      400,000
LOWES COS INC                 COM         548661107   4,662     200,000  SH        SHARED-DEFINED   1,2      200,000
MFA FINANCIAL INC             COM         55272X102  78,248   9,732,400  SH        SHARED-DEFINED   1,2    4,682,400  5,050,000
RUBY TUESDAY INC              COM         781182100   1,078     100,000  SH        SHARED-DEFINED   1,2      100,000
SL GREEN RLTY CORP            COM         78440X101  10,359     125,000  SH        SHARED-DEFINED   1,2      125,000
SIMON PPTY GROUP INC NEW      COM         828806109  29,058     250,000  SH        SHARED-DEFINED   1,2      250,000
STARWOOD PPTY TR INC          COM         85571B105  19,228     937,500  SH        SHARED-DEFINED   1,2      612,500    325,000
SUNRISE SENIOR LIVING INC     COM         86768K106  37,405   3,925,000  SH        SHARED-DEFINED   1,2    3,925,000
TWO HBRS INVT CORP            COM         90187B101   9,675     900,000  SH        SOLE             1,2            0    900,000
WALTER INVT MGMT CORP         COM         93317W102   1,331      60,000  SH        SHARED-DEFINED   1,2       60,000


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